Qualified Affordable Housing Project Investments	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments
NOTE 23 – QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS
The Company invests in qualified affordable housing projects. At December 31, 2021 and 2020, the balance of the Company’s investments in qualified affordable housing projects was $13,093 and $11,911, respectively. These balances are reflected in the other assets line on the Consolidated Balance Sheet. The unfunded commitments related to the investments in qualified affordable housing projects totaled $5,706 and $5,944 at December 31, 2021 and 2020, respectively. These balances are reflected in the Accrued expenses and other liabilities line on the Consolidated Balance Sheet. Other assets and Accrued expenses and other liabilities were revised at December 31, 2020 to reflect the unfunded commitment of $5,944.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized amortization expense with respect to its investments in qualified affordable housing projects of $818, $661 and $570, respectively, which was included within pre-tax income on the Consolidated Statements of Operations.
Additionally, during the years ended December 31, 2021, 2020 and 2019, the Company recognized tax credits and other benefits from its investments in affordable housing tax credits of $1,402, $1,186 and $995, respectively. During the years ended December 31, 2021, 2020 and 2019, the Company did not incur impairment losses related to its investment in qualified affordable housing projects.